BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014
Condensed Income Statements, Captions [Line Items]
Total assets	$ 21,401,700	$ 17,666,510
Total liabilities	$ 12,621,604	$ 8,821,079